PGIM Laddered Nasdaq-100 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Exchange-Traded Funds
PGIM Nasdaq-100 Buffer 12 ETF - January*	99,970	$2,706,528

PGIM Nasdaq-100 Buffer 12 ETF - April*	99,970	2,737,209

PGIM Nasdaq-100 Buffer 12 ETF - July*	99,970	2,725,962

PGIM Nasdaq-100 Buffer 12 ETF - October*	99,970	2,706,048

Total Long-Term Investments (cost $10,064,448)		10,875,747

Short-Term Investment 0.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $2,028)	2,028	2,028

TOTAL INVESTMENTS 100.0% (cost $10,066,476)(wa)		10,877,775
Other assets in excess of liabilities 0.0%		6

Net Assets 100.0%		$10,877,781

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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